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WRITER’S EMAIL ADDRESS:

john.reiss@shearman.com

June 14, 2010

Via EDGAR

Ms. Kimberly Browning
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:  Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the “Fund” or the “Company”)
(File Nos. 333-149979 and 811-21190)

Dear Ms. Browning:

On behalf of the registrant referenced above, and pursuant to our prior correspondence and discussion, we herewith transmit the enclosed DEF-14A filing.

Should you have any questions, please do not hesitate to contact me at (212) 848-7669 or my colleague Nathan Greene at (212) 848-4668.

Very truly yours,

/s/ John D. Reiss

John D. Reiss

cc:	Richard Pfordte (SEC)
Nathan J. Greene (S&S)

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